Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EATON VANCE GROWTH TRUST
Entity Central Index Key	0000102816
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000163811
Shareholder Report [Line Items]
Fund Name	Eaton Vance International Small-Cap Fund
Class Name	Class A
Trading Symbol	EILAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance International Small-Cap Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$141	1.34%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World ex USA Small Cap Index (the Index):

↓ An out-of-Index holding in IMCD N.V. detracted as its shares declined due to the weakening U.S. dollar, tariff discussions and softening demand from consumers

↓ An overweight position in Hilton Food Group PLC detracted, due to increased raw material costs and operational headwinds impacting results during the period

↓ An overweight position in the bakery chain Greggs PLC hurt returns as its shares weakened after reporting lower sales volumes due to inflationary concerns

↓ Among sectors, stock selections in industrials and information technology, and selections and an overweight exposure to health care hurt returns

↑ An out-of-index holding in Zegona Communications PLC helped due to its 2024 Vodafone Spain acquisition and continued reinvestment and cost control

↑ Overweight positions in Evolution Mining Ltd. and Westgold Resources Ltd. helped as historic increases in gold prices benefited both companies’ revenues

↑ Among sectors, an underweight exposure to consumer discretionary and stock selections in the materials sector helped returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	MSCI EAFE Index	MSCI World ex USA Small Cap Index
12/15	$9,475	$10,000	$10,000
1/16	$8,994	$9,277	$9,424
2/16	$8,852	$9,107	$9,474
3/16	$9,620	$9,699	$10,262
4/16	$9,639	$9,980	$10,586
5/16	$9,743	$9,890	$10,599
6/16	$9,307	$9,558	$10,130
7/16	$9,771	$10,042	$10,732
8/16	$9,781	$10,049	$10,642
9/16	$10,075	$10,173	$10,941
10/16	$9,696	$9,965	$10,616
11/16	$9,468	$9,766	$10,354
12/16	$9,672	$10,100	$10,640
1/17	$10,098	$10,393	$11,023
2/17	$10,234	$10,542	$11,235
3/17	$10,583	$10,832	$11,450
4/17	$11,057	$11,107	$11,856
5/17	$11,523	$11,515	$12,245
6/17	$11,639	$11,495	$12,284
7/17	$12,143	$11,826	$12,716
8/17	$12,182	$11,822	$12,823
9/17	$12,569	$12,116	$13,175
10/17	$12,744	$12,300	$13,361
11/17	$13,025	$12,429	$13,550
12/17	$13,237	$12,628	$13,943
1/18	$13,919	$13,262	$14,593
2/18	$13,297	$12,663	$14,026
3/18	$13,378	$12,435	$13,873
4/18	$13,508	$12,719	$14,084
5/18	$13,438	$12,433	$13,984
6/18	$13,167	$12,281	$13,742
7/18	$13,317	$12,584	$13,821
8/18	$13,217	$12,341	$13,725
9/18	$13,217	$12,448	$13,625
10/18	$11,903	$11,457	$12,326
11/18	$11,823	$11,442	$12,205
12/18	$11,189	$10,887	$11,423
1/19	$12,028	$11,602	$12,392
2/19	$12,269	$11,898	$12,678
3/19	$12,269	$11,973	$12,671
4/19	$12,584	$12,310	$13,017
5/19	$11,986	$11,719	$12,334
6/19	$12,626	$12,414	$12,895
7/19	$12,353	$12,256	$12,837
8/19	$12,196	$11,939	$12,540
9/19	$12,437	$12,281	$12,860
10/19	$12,793	$12,722	$13,388
11/19	$13,286	$12,866	$13,692
12/19	$13,909	$13,284	$14,326
1/20	$13,515	$13,006	$13,911
2/20	$12,418	$11,831	$12,554
3/20	$10,288	$10,252	$10,259
4/20	$11,396	$10,914	$11,460
5/20	$12,440	$11,389	$12,263
6/20	$12,567	$11,777	$12,481
7/20	$12,993	$12,051	$12,960
8/20	$13,750	$12,671	$13,906
9/20	$13,792	$12,342	$13,744
10/20	$13,366	$11,849	$13,301
11/20	$14,687	$13,686	$15,132
12/20	$15,716	$14,322	$16,157
1/21	$15,437	$14,169	$16,116
2/21	$15,684	$14,487	$16,583
3/21	$16,006	$14,820	$16,944
4/21	$16,865	$15,266	$17,646
5/21	$17,240	$15,764	$18,043
6/21	$16,983	$15,587	$17,759
7/21	$17,595	$15,704	$18,028
8/21	$18,088	$15,981	$18,512
9/21	$17,369	$15,517	$17,887
10/21	$17,960	$15,899	$18,247
11/21	$17,133	$15,159	$17,226
12/21	$17,891	$15,935	$17,956
1/22	$16,414	$15,165	$16,728
2/22	$15,937	$14,897	$16,579
3/22	$15,574	$14,993	$16,658
4/22	$14,358	$14,023	$15,501
5/22	$14,301	$14,128	$15,397
6/22	$12,722	$12,817	$13,670
7/22	$13,904	$13,456	$14,604
8/22	$12,813	$12,817	$13,971
9/22	$11,552	$11,618	$12,377
10/22	$12,098	$12,242	$12,932
11/22	$13,665	$13,621	$14,175
12/22	$13,376	$13,632	$14,260
1/23	$14,293	$14,736	$15,351
2/23	$13,800	$14,429	$14,975
3/23	$13,926	$14,786	$14,971
4/23	$14,282	$15,204	$15,235
5/23	$13,789	$14,560	$14,602
6/23	$14,133	$15,223	$15,044
7/23	$14,557	$15,715	$15,724
8/23	$13,938	$15,113	$15,197
9/23	$13,169	$14,597	$14,521
10/23	$12,561	$14,005	$13,663
11/23	$13,915	$15,305	$14,988
12/23	$14,936	$16,118	$16,060
1/24	$14,366	$16,211	$15,785
2/24	$14,482	$16,508	$15,831
3/24	$14,831	$17,051	$16,474
4/24	$14,249	$16,614	$15,999
5/24	$14,796	$17,258	$16,699
6/24	$14,424	$16,979	$16,218
7/24	$15,448	$17,477	$17,119
8/24	$15,821	$18,046	$17,439
9/24	$16,135	$18,212	$17,912
10/24	$14,994	$17,222	$16,887
11/24	$15,255	$17,124	$16,947
12/24	$14,606	$16,735	$16,504
1/25	$14,810	$17,614	$17,028
2/25	$14,870	$17,956	$16,960
3/25	$14,882	$17,883	$17,064
4/25	$15,700	$18,702	$18,005
5/25	$16,469	$19,558	$19,067
6/25	$16,926	$19,989	$19,935
7/25	$16,277	$19,708	$19,928
8/25	$16,878	$20,549	$20,917
9/25	$17,082	$20,942	$21,378
10/25	$16,650	$21,188	$21,236
11/25	$16,764	$21,618	$21,604

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since 12/16/15 (Inception)
Class A	9.85%	2.67%	5.89%
Class A with 5.25% Maximum Sales Charge	4.11%	1.58%	5.32%
MSCI EAFE Index (net of foreign withholding taxes)	24.50%	9.27%	8.04%
MSCI World ex USA Small Cap Index (net of foreign withholding taxes)	27.48%	7.38%	8.04%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Performance Inception Date	Dec. 16, 2015
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 3,412,826
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,412,826
# of Portfolio Holdings	103
Portfolio Turnover Rate	44%
Total Advisory Fees Paid (net of waiver)	$0

Holdings [Text Block]

Geographic Allocation (% of total investments)

Value	Value
Emerging Europe	0.1%
North America	10.1%
Australasia/Pacific	12.8%
Asia	29.8%
Developed Europe	47.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Evolution Mining Ltd.	2.2%
Diploma PLC	2.0%
Interpump Group SpA	1.9%
Fuji Corp.	1.9%
Games Workshop Group PLC	1.8%
FinecoBank Banca Fineco SpA	1.6%
Hoshino Resorts REIT, Inc.	1.6%
Babcock International Group PLC	1.6%
Relo Group, Inc.	1.6%
Savills PLC	1.5%
Total	17.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000163813
Shareholder Report [Line Items]
Fund Name	Eaton Vance International Small-Cap Fund
Class Name	Class I
Trading Symbol	EILIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance International Small-Cap Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$114	1.09%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World ex USA Small Cap Index (the Index):

↓ An out-of-Index holding in IMCD N.V. detracted as its shares declined due to the weakening U.S. dollar, tariff discussions and softening demand from consumers

↓ An overweight position in Hilton Food Group PLC detracted, due to increased raw material costs and operational headwinds impacting results during the period

↓ An overweight position in the bakery chain Greggs PLC hurt returns as its shares weakened after reporting lower sales volumes due to inflationary concerns

↓ Among sectors, stock selections in industrials and information technology, and selections and an overweight exposure to health care hurt returns

↑ An out-of-index holding in Zegona Communications PLC helped due to its 2024 Vodafone Spain acquisition and continued reinvestment and cost control

↑ Overweight positions in Evolution Mining Ltd. and Westgold Resources Ltd. helped as historic increases in gold prices benefited both companies’ revenues

↑ Among sectors, an underweight exposure to consumer discretionary and stock selections in the materials sector helped returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	MSCI EAFE Index	MSCI World ex USA Small Cap Index
12/15	$1,000,000	$1,000,000	$1,000,000
1/16	$949,347	$927,686	$942,385
2/16	$935,342	$910,690	$947,402
3/16	$1,015,371	$969,946	$1,026,173
4/16	$1,018,372	$998,027	$1,058,575
5/16	$1,029,376	$988,961	$1,059,903
6/16	$983,359	$955,764	$1,013,001
7/16	$1,033,377	$1,004,203	$1,073,171
8/16	$1,034,378	$1,004,916	$1,064,175
9/16	$1,065,389	$1,017,261	$1,094,068
10/16	$1,025,374	$996,453	$1,061,602
11/16	$1,001,366	$976,607	$1,035,371
12/16	$1,023,364	$1,010,002	$1,064,039
1/17	$1,068,482	$1,039,300	$1,102,339
2/17	$1,082,838	$1,054,161	$1,123,511
3/17	$1,120,778	$1,083,181	$1,145,010
4/17	$1,171,024	$1,110,742	$1,185,560
5/17	$1,220,243	$1,151,511	$1,224,487
6/17	$1,232,548	$1,149,474	$1,228,383
7/17	$1,286,895	$1,182,632	$1,271,643
8/17	$1,289,972	$1,182,186	$1,282,342
9/17	$1,332,014	$1,211,600	$1,317,521
10/17	$1,350,471	$1,229,998	$1,336,140
11/17	$1,381,234	$1,242,899	$1,355,013
12/17	$1,404,023	$1,262,849	$1,394,268
1/18	$1,477,249	$1,326,193	$1,459,322
2/18	$1,410,391	$1,266,334	$1,402,614
3/18	$1,419,942	$1,243,510	$1,387,266
4/18	$1,433,738	$1,271,903	$1,408,396
5/18	$1,426,309	$1,243,313	$1,398,408
6/18	$1,398,717	$1,228,123	$1,374,245
7/18	$1,414,636	$1,258,354	$1,382,052
8/18	$1,404,023	$1,234,052	$1,372,515
9/18	$1,404,023	$1,244,762	$1,362,527
10/18	$1,265,001	$1,145,689	$1,232,643
11/18	$1,256,511	$1,144,245	$1,220,538
12/18	$1,190,442	$1,088,699	$1,142,299
1/19	$1,279,530	$1,160,248	$1,239,219
2/19	$1,305,143	$1,189,825	$1,267,763
3/19	$1,305,143	$1,197,327	$1,267,121
4/19	$1,338,551	$1,230,991	$1,301,738
5/19	$1,276,189	$1,171,871	$1,233,399
6/19	$1,344,119	$1,241,393	$1,289,454
7/19	$1,315,166	$1,225,631	$1,283,710
8/19	$1,298,462	$1,193,880	$1,253,984
9/19	$1,324,074	$1,228,092	$1,285,983
10/19	$1,363,051	$1,272,216	$1,338,784
11/19	$1,416,504	$1,286,558	$1,369,187
12/19	$1,482,575	$1,328,371	$1,432,560
1/20	$1,441,770	$1,300,624	$1,391,132
2/20	$1,323,890	$1,183,051	$1,255,406
3/20	$1,097,196	$1,025,151	$1,025,882
4/20	$1,215,077	$1,091,378	$1,145,959
5/20	$1,327,290	$1,138,902	$1,226,319
6/20	$1,340,892	$1,177,681	$1,248,132
7/20	$1,387,364	$1,205,132	$1,296,023
8/20	$1,467,840	$1,267,089	$1,390,560
9/20	$1,472,374	$1,234,166	$1,374,392
10/20	$1,428,169	$1,184,887	$1,330,060
11/20	$1,569,852	$1,368,560	$1,513,156
12/20	$1,679,888	$1,432,193	$1,615,658
1/21	$1,650,115	$1,416,934	$1,611,570
2/21	$1,676,453	$1,448,715	$1,658,267
3/21	$1,711,952	$1,482,026	$1,694,445
4/21	$1,804,706	$1,526,619	$1,764,611
5/21	$1,843,640	$1,576,404	$1,804,299
6/21	$1,817,303	$1,558,663	$1,775,895
7/21	$1,882,574	$1,570,399	$1,802,779
8/21	$1,936,395	$1,598,100	$1,851,206
9/21	$1,859,672	$1,551,721	$1,788,706
10/21	$1,922,653	$1,589,887	$1,824,738
11/21	$1,834,479	$1,515,887	$1,722,618
12/21	$1,916,243	$1,593,506	$1,795,589
1/22	$1,759,493	$1,516,502	$1,672,829
2/22	$1,707,243	$1,489,688	$1,657,900
3/22	$1,669,574	$1,499,263	$1,665,782
4/22	$1,539,556	$1,402,268	$1,550,109
5/22	$1,533,481	$1,412,781	$1,539,679
6/22	$1,364,579	$1,281,692	$1,367,018
7/22	$1,492,167	$1,345,559	$1,460,356
8/22	$1,375,515	$1,281,652	$1,397,128
9/22	$1,239,422	$1,161,758	$1,237,741
10/22	$1,298,963	$1,224,231	$1,293,199
11/22	$1,466,649	$1,362,123	$1,417,488
12/22	$1,436,510	$1,363,217	$1,425,977
1/23	$1,534,817	$1,473,607	$1,535,080
2/23	$1,481,977	$1,442,858	$1,497,471
3/23	$1,496,723	$1,478,618	$1,497,103
4/23	$1,534,817	$1,520,363	$1,523,483
5/23	$1,481,977	$1,456,024	$1,460,247
6/23	$1,518,842	$1,522,287	$1,504,370
7/23	$1,565,538	$1,571,543	$1,572,379
8/23	$1,499,181	$1,511,334	$1,519,697
9/23	$1,416,849	$1,459,710	$1,452,062
10/23	$1,351,720	$1,400,531	$1,366,337
11/23	$1,497,952	$1,530,525	$1,498,782
12/23	$1,607,604	$1,611,840	$1,606,001
1/24	$1,546,350	$1,621,116	$1,578,528
2/24	$1,560,101	$1,650,790	$1,583,125
3/24	$1,597,604	$1,705,084	$1,647,405
4/24	$1,535,099	$1,661,418	$1,599,865
5/24	$1,595,103	$1,725,774	$1,669,885
6/24	$1,555,101	$1,697,913	$1,621,773
7/24	$1,665,108	$1,747,724	$1,711,938
8/24	$1,706,361	$1,804,553	$1,743,944
9/24	$1,738,863	$1,821,217	$1,791,193
10/24	$1,617,605	$1,722,177	$1,688,730
11/24	$1,645,636	$1,712,407	$1,694,747
12/24	$1,575,774	$1,673,463	$1,650,384
1/25	$1,597,768	$1,761,407	$1,702,818
2/25	$1,605,530	$1,795,566	$1,696,038
3/25	$1,606,824	$1,788,322	$1,706,436
4/25	$1,694,798	$1,870,237	$1,800,548
5/25	$1,778,891	$1,955,805	$1,906,650
6/25	$1,828,054	$1,998,899	$1,993,508
7/25	$1,758,192	$1,970,841	$1,992,845
8/25	$1,824,172	$2,054,863	$2,091,700
9/25	$1,846,166	$2,094,190	$2,137,846
10/25	$1,799,591	$2,118,825	$2,123,614
11/25	$1,811,235	$2,161,830	$2,160,424

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	Since 12/16/15 (Inception)
Class I	10.06%	2.90%	6.14%
MSCI EAFE Index (net of foreign withholding taxes)	24.50%	9.27%	8.04%
MSCI World ex USA Small Cap Index (net of foreign withholding taxes)	27.48%	7.38%	8.04%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Performance Inception Date	Dec. 16, 2015
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 3,412,826
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,412,826
# of Portfolio Holdings	103
Portfolio Turnover Rate	44%
Total Advisory Fees Paid (net of waiver)	$0

Holdings [Text Block]

Geographic Allocation (% of total investments)

Value	Value
Emerging Europe	0.1%
North America	10.1%
Australasia/Pacific	12.8%
Asia	29.8%
Developed Europe	47.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Evolution Mining Ltd.	2.2%
Diploma PLC	2.0%
Interpump Group SpA	1.9%
Fuji Corp.	1.9%
Games Workshop Group PLC	1.8%
FinecoBank Banca Fineco SpA	1.6%
Hoshino Resorts REIT, Inc.	1.6%
Babcock International Group PLC	1.6%
Relo Group, Inc.	1.6%
Savills PLC	1.5%
Total	17.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122